Commitments, Contingencies, and Concentrations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Aug. 14, 2020	Sep. 04, 2019
Concentration Risk [Line Items]
Accrued liability	$ 213,311		$ 371,912	$ 597,351
Notes Payable			1,030,079
Liability			$ 2,000,000
Settlement Agreement [Member]
Concentration Risk [Line Items]
Liability					$ 2,000,000
Accounts receivable [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk			79.00%
Accounts receivable [Member] | One customer [Member]
Concentration Risk [Line Items]
Concentrations risk				86.00%
Revenue [Member] | Two customer [Member]
Concentration Risk [Line Items]
Concentrations risk			40.00%
Revenue [Member] | Four customer [Member]
Concentration Risk [Line Items]
Concentrations risk				79.00%
Accounts receivable [Member] | Three customer [Member]
Concentration Risk [Line Items]
Concentrations risk			79.00%
Accounts receivable [Member] | Two customer [Member]
Concentration Risk [Line Items]
Concentrations risk	13.00%
Revenue [Member] | Two customer [Member]
Concentration Risk [Line Items]
Concentrations risk	48.00%	81.00%
Concepts and Solutions [Member]
Concentration Risk [Line Items]
Accrued liability	$ 1,058,240		$ 2,000,000		$ 2,000,000	$ 591,000